Expense Example, No Redemption - American Funds International Vantage Fund	Oct. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	1,823
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	$ 1,548